HERITAGE INCOME TRUST

                              HIGH YIELD BOND FUND

                     SUPPLEMENT DATED JANUARY 2, 1997 TO THE
                      PROSPECTUS DATED FEBRUARY 1, 1996, AS
                     SUPPLEMENTED PREVIOUSLY ON JULY 8, 1996


The following table replaces the table on page 15 of the prospectus in the section "What Class A Shares Will Cost":


                               SALES LOAD AS A PERCENTAGE OF
                                                                              DEALER CONCESSION
                                               NET AMOUNT INVESTED (NET       AS A PERCENTAGE OF
AMOUNT OF PURCHASE       OFFERING PRICE              ASSET VALUE)             OFFERING PRICE(1)
------------------       --------------              ------------             -----------------
Less than $25,000             3.75%                      3.90%                      3.25%
$25,000 to $49,999            3.25%                      3.36%                      2.75%
$50,000 to $99,999            2.75%                      2.83%                      2.25%
$100,000 to $249,999          2.25%                      2.30%                      1.75%
$250,000 to $499,999          1.75%                      1.78%                      1.25%
$500,000 to $999,999          1.25%                      1.27%                      1.00%
$1,000,000 and over           0.00%                      0.00%                      0.00%(2)

--------------

(1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the Dealer Concession shown above.

(2) The Manager may pay from its own resources up to 1.00% of the purchase amount to the Distributor for purchases of $1,000,000 or more.

                              HERITAGE INCOME TRUST

                          INTERMEDIATE GOVERNMENT FUND

                     SUPPLEMENT DATED JANUARY 2, 1997 TO THE
                        PROSPECTUS DATED FEBRUARY 1, 1996


The following table replaces the table on page 13 of the prospectus in the section "What Class A Shares Will Cost":


                                 SALES LOAD AS A PERCENTAGE OF
                                                                                DEALER CONCESSION
                                                 NET AMOUNT INVESTED (NET       AS A PERCENTAGE OF
AMOUNT OF PURCHASE         OFFERING PRICE              ASSET VALUE)             OFFERING PRICE(1)
------------------         --------------              ------------             -----------------
Less than $25,000               3.75%                      3.90%                      3.25%
$25,000 to $49,999              3.25%                      3.36%                      2.75%
$50,000 to $99,999              2.75%                      2.83%                      2.25%
$100,000 to $249,999            2.25%                      2.30%                      1.75%
$250,000 to $499,999            1.75%                      1.78%                      1.25%
$500,000 to $999,999            1.25%                      1.27%                      1.00%
$1,000,000 and over             0.00%                      0.00%                      0.00%(2)

--------------

(1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the Dealer Concession shown above.

(2) The Manager may pay from its own resources up to 1.00% of the purchase amount to the Distributor for purchases of $1,000,000 or more.